Business combinations, acquisitions, non-controlling interest and spin-off, Summary of Consolidated Statements of Comprehensive Income (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of information about consolidated structured entities [line items]
Operating revenues	$ 869,220,584	$ 42,886	$ 816,012,844	$ 844,501,397
Operating costs and expenses	689,120,494	34,000	648,229,329	673,630,645
Operating income	180,100,090	8,886	167,783,515	170,870,752
Net income	27,591,466	1,362	80,789,642	81,506,395
Total comprehensive income	67,035,882	3,307	35,372,469	42,571,962
Net income attributable to:
Equity holders of the parent	22,902,025		76,110,617	76,159,391
Non-controlling interest	4,689,441	231	4,679,025	5,347,004
Net income	27,591,466	1,362	80,789,642	81,506,395
Comprehensive income attributable to:
Non-controlling interest	12,533,705	618	793,615	1,612,938
Total comprehensive income (loss) for the year	67,035,882	3,307	35,372,469	42,571,962
Non-controlling interest	4,689,441	$ 231	4,679,025	5,347,004
Telekom Austria [Member]
Disclosure of information about consolidated structured entities [line items]
Operating revenues	107,519,342		100,762,884	105,956,057
Operating costs and expenses	92,510,372		85,320,071	89,800,536
Operating income	15,008,970		15,442,813	16,155,521
Net income	11,027,066		10,929,263	11,795,662
Total comprehensive income	12,426,457		3,621,780	6,127,362
Net income attributable to:
Equity holders of the parent	6,682,402		6,380,385	6,000,942
Non-controlling interest	4,344,664		4,548,878	5,794,720
Net income	11,027,066		10,929,263	11,795,662
Comprehensive income attributable to:
Equity holders of the parent	7,530,433		2,114,356	3,124,955
Non-controlling interest	4,896,024		1,507,424	3,002,407
Total comprehensive income (loss) for the year	12,426,457		3,621,780	6,127,362
Non-controlling interest	4,344,664		4,548,878	$ 5,794,720
EuroTeleSites AG [Member]
Disclosure of information about consolidated structured entities [line items]
Net income	589,135		126,103
Net income attributable to:
Non-controlling interest	253,328		52,485
Net income	589,135		126,103
Comprehensive income attributable to:
Net assets	7,198,455		4,365,235
Non-controlling interest	$ 253,328		$ 52,485